Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilties and Other and Other Long-Term Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	September 30, 2020	December 31, 2019
	$	$
Accrued liabilities
Voyage and vessel expenses	122,999	121,937
Interest	28,510	29,371
Payroll and related liabilities	42,450	33,494
Distributions payable and other	6,425	6,487
Deferred revenues – current	36,522	36,242
In-process revenue contracts – current	—	5,933
Current portion of derivative liabilities (note 16)	37,702	39,263
Office lease liability – current	2,014	3,627
Loans from equity-accounted investments	29,631	18,647
Asset retirement obligation – current	38,000	—
	344,253	295,001

Other Noncurrent Liabilities [Table Text Block]
Other Long-Term Liabilities

	September 30, 2020	December 31, 2019
	$	$
Deferred revenues and gains	24,977	28,612
Guarantee liabilities	11,445	10,113
Asset retirement obligation	11,848	31,068
Pension liabilities	7,964	7,238
In-process revenue contracts	—	11,866
Derivative liabilities (note 16)	82,708	51,914
Unrecognized tax benefits (note 17)	45,008	62,958
Office lease liability – long-term	9,361	10,254
Other	3,257	2,325
	196,568	216,348